SHARE-BASED COMPENSATION EXPENSE	12 Months Ended
May 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION EXPENSE [Text Block]

17. SHARE-BASED COMPENSATION EXPENSE

Share-based payment compensation recognized in the Statements of Loss and Comprehensive Loss is comprised of the following:

	Year ended May 31, 2026 $	Year ended May 31, 2025 $
Expense recognized for services provided based on vesting conditions of stock options (Note 11)	5,166,101	3,235,588
Expense recognized for services provided based on vesting conditions of restricted share units (Note 11)	1,191,450	-
Total share-based compensation expense	6,357,551	3,235,588

Share-based compensation expense is included in the Statement of Loss and Comprehensive loss as follows:

	Year ended May 31, 2026 $	Year ended May 31, 2025 $
Investor relations and communication costs (Note 15)	-	54,548
Professional fees (Note 15)	1,521,158	12,886
Salary and related costs (Note 15)	1,733,173	1,279,063
Project related expenses (Note 16)	581,028	411,321
Salary costs allocated (Note 16)	2,522,192	1,477,770
Total share-based compensation expense	6,357,551	3,235,588